NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated condensed statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 4,554.4	$ 4,317.8	$ 4,293.8
Depreciation and amortization	784.7	804.1	751.2
Financial expenses	325.9	277.8	282.9
Loss on valuation and translation of financial instruments	0.5	1.3	0.8
Loss on debt refinancing	80.9
Income before income taxes	777.5	832.2	819.4
Income taxes (recovery)	196.8	214.2	215.5
Net income	580.7	651.2	701.4
Other comprehensive income (loss)	126.0	(72.3)	20.0
Comprehensive income	706.7	578.9	721.4
Parent Company
Revenues:
Dividends	585.0	611.0	266.0
Distributions in excess of the investments in subsidiaries	713.2		311.7
Management fees	46.7	47.2	56.4
Interest on loans to the parent corporation		41.8	35.8
Other	60.4	51.2	64.4
Revenues	1,405.3	751.2	734.3
General and administrative expenses	110.4	100.3	118.7
Depreciation and amortization	5.8	5.8	5.8
Financial expenses	83.5	100.6	111.1
Loss on valuation and translation of financial instruments		0.2	0.2
Loss on debt refinancing	40.9
Other	5.2	(3.1)	2.8
Income before income taxes	1,159.5	547.4	495.7
Income taxes (recovery)	(10.1)	10.1	41.6
Net income	1,169.6	537.3	454.1
Other comprehensive income (loss)	2.3	(0.8)	16.4
Comprehensive income	$ 1,171.9	$ 536.5	$ 470.5